Crypto Assets Held	12 Months Ended
Dec. 31, 2025
Crypto Assets Held [Abstract]
Crypto assets held

7. Crypto assets held

The Company may receive crypto assets from its customers as a form of payment on its technology financing fee or technology platform fee, and may use such crypto assets to settle payables to its funding partner. The Company maintains its crypto assets at a third-party licensed custodian for storing and transferring its crypto assets as needed. The crypto assets of the Company consist of the following:

	December 31, 2024			December 31, 2025
	Units	Fair value (USD)	Cost basis (USD)	Units	Fair value (USD)	Cost basis (USD)
Bitcoin	497	45,718,280	46,469,779	3	256,946	254,990
USDT	14,305,267	14,275,226	14,277,369	11,364,488	11,351,306	11,367,092
Ethereum	9	30,457	22,622	9	26,877	37,877
Other crypto assets	*	3,855	2,951	*	5,396	4,364
Total crypto assets held		60,027,818	60,772,721		11,640,525	11,664,323
*	Not meaningful.

The cumulative realized losses occurred during the year ended December 31, 2023, 2024 and 2025 was US$589, US$225, and US$(147) respectively.

The following table summarizes crypto assets activities for the year ended December 31, 2024 and 2025:

(in USD)	Bitcoin	USDT	ETH & Others	Total
Balance as of January 1, 2024	1,176,690	4,334,566	248,599	5,759,855
Crypto assets received as revenue	—	46,808,313	—	46,808,313
Crypto assets paid as costs and expenses	(4,393)	(22,618,470)	(10,922)	(22,633,785)
Loans borrowed from related party	—	579,960,843	—	579,960,843
Loans repaid to related party	—	(575,345,884)	—	(575,345,884)
Loans provided to customer	—	(614,343,955)	—	(614,343,955)
Loans repaid by customer	—	605,472,804	—	605,472,804
Collateral received from customer	1,176,240,978	—	—	1,176,240,978
Collateral returned to customer	(762,374,581)	—	—	(762,374,581)
Collateral pledged to related party	(1,197,477,498)	—	—	(1,197,477,498)
Collateral returned from related party	829,400,586	—	—	829,400,586
Acquisition of investment	—	(4,993,550)	—	(4,993,550)
Deemed repayment to the Parent Group	—	(5,266,264)	—	(5,266,264)
Deposit/(withdrawal) of custodial crypto assets, net	(235,472)	(136,818)	(1,442)	(373,732)
BTC loan payment collected from related party(i)	—	335,362,834	—	335,362,834
BTC loan payment remitted to customer(i)	—	(326,916,796)	—	(326,916,796)
BTC loan repayment collected from customer(i)	—	117,964,950	—	117,964,950
BTC loan repayment returned to related party(i)	—	(120,792,421)	—	(120,792,421)
BTC loan collateral collected from customer(i)	132,084,182	—	—	132,084,182
BTC loan collateral remitted to related party(i)	(132,084,182)	—	—	(132,084,182)
BTC loan collateral collected from related party(i)	477,374,745	7,635,956	—	485,010,701
BTC loan collateral returned to customer(i)	(477,374,745)	(7,635,956)	—	(485,010,701)
BTC loan interest collected from customer(i)	—	15,641,145	—	15,641,145
BTC loan interest remitted to related party(i)	—	(15,641,145)	—	(15,641,145)
Fund inflows between customers and related party through shared accounts(ii)	5,967,527	28,569,980	—	34,537,507
Fund outflows between customers and related party through shared accounts(ii)	(5,967,527)	(31,314,943)	—	(37,282,470)
Proceeds of amount due to related party(iii)	1,156	54,383	—	55,539
Repayment of amount due to related party(iii)	(257,687)	(2,522,203)	(210,662)	(2,990,552)
Unrealized fair value (gain)/loss on crypto assets	(751,499)	(2,143)	8,739	(744,903)
Balance as of December 31, 2024	45,718,280	14,275,226	34,312	60,027,818
Crypto assets received as revenue	—	48,207,213	—	48,207,213
Crypto assets paid as cost and expenses	—	(33,179,554)	—	(33,179,554)
Crypto assets received as other income	1,457,397	5,073,387	3,327	6,534,111
Crypto assets paid as other expense	(96,574)	(56,429)	(14,746)	(167,749)
Loans borrowed from related party	—	1,133,182,866	—	1,133,182,866
Loans repaid to related party	—	(508,068,759)	—	(508,068,759)
Loans provided to related party	—	(278,419,042)	—	(278,419,042)
Loans provided to customers	—	(887,879,223)	—	(887,879,223)
Loans repaid by customers	—	593,182,363	—	593,182,363
Collateral received from related party	279,888,518	—		279,888,518
Collateral received from customers	1,780,758,378	111,503,998	8,789,640	1,901,052,016
Collateral returned to customers	(1,688,071,446)	(109,163,405)	(8,789,597)	(1,806,024,448)
Collateral pledged to related party	(2,103,891,348)	—	—	(2,103,891,348)
Collateral returned from related party	1,685,386,710	—	—	1,685,386,710
Deposit (withdrawal)/deposit of custodial crypto assets, net	(912,018)	(1,005,909)	1,886	(1,916,041)
Margin loan payment collected from related party(i)	—	536,399,831	—	536,399,831
Margin loan payment remitted to customer(i)	—	(521,201,516)	—	(521,201,516)
Margin loan repayment collected from customer(i)	—	463,850,261	—	463,850,261
Margin loan repayment returned to related party(i)	—	(485,637,648)	—	(485,637,648)
Margin loan collateral collected from customer(i)	568,972,170	15,026,561	—	583,998,731
Margin loan collateral remitted to related party(i)	(568,972,170)	—	—	(568,972,170)
Margin loan collateral collected from related party(i)	1,011,354,658	—	—	1,011,354,658
Margin loan collateral returned to customer(i)	(1,011,477,928)	(15,024,186)	—	(1,026,502,114)
Margin loan interest collected from customer(i)	—	58,015,708	—	58,015,708
Margin loan interest remitted to related party(i)	—	(58,015,708)	—	(58,015,708)
Proceeds of amount due to related party(iii)	140,457	4,343,097	26,883	4,510,437
Repayment of amount due to related party(iii)	—	(1,737,302)	(9,142)	(1,746,444)
Conversion of proprietary crypto assets to fiat currency	(94)	(9,262,898)	(322)	(9,263,314)
USDT payment to related party for Purchasing XAUT	—	(104,073,507)	—	(104,073,507)
Proceeds from capital injection	—	41,031,667	—	41,031,667
Unrealized fair value loss/(gain) on crypto assets	1,956	(15,786)	(9,968)	(23,798)
Balance as of December 31, 2025	256,946	11,351,306	32,273	11,640,525
(i)	Subsequent to the Reorganization, the Company established a dedicated clearing account, with strengthened detection capabilities, to facilitate the Margin loan transactions where the Company serves the role of an agent. These transactions related to margin loans reflect the collection and remittance of funds to the customer and related party at inception and repayment of the loan.
(ii)	Prior to the Reorganization, the Company and related party shared the use of certain accounts. As a result, certain fund flows between related parties and customers, which were unrelated to the Company’s business activities, were routed through the Company’s shared accounts. These transactions do not pertain to categories such as revenue, costs and expenses, loan borrowings and repayments, collateral receipts and remittances and Margin loan interest receipts and remittances.

(iii)	Prior to the Reorganization, during the initial setup of the Antalpha Prime platform, the Company received temporary crypto fund support from related party, which was subsequently settled in the ordinary course of operations. These transactions do not pertain to categories such as revenue, costs and expenses, loan borrowings and repayments, collateral receipts and remittances and margin loan interest receipts and remittances.